Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Summary of supplemental information related to operating leases
A summary of supplemental information related to operating leases as of December 31, 2022 and 2023 is as follows:

	As of December 31,
	2022	2023

	(RMB in millions)
Operating lease ROU assets	22,267	20,863
Operating lease liabilities-current	7,688	7,755
Operating lease liabilities-non-current	14,978	13,676

Total operating lease liabilities	22,666	21,431

Weighted average remaining lease term	5.4 years	5.4 years
Weighted average discount rate	5.0%	4.7%

Summary of lease cost recognized and supplemental cash flow information related to operating leases
A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive income/(loss) and supplemental cash flow information related to operating leases is as follows:

	For the year ended December 31,
	2021	2022	2023

	(RMB in millions)
Operating lease cost	6,763	7,951	8,917
Short-term lease cost	2,782	3,181	3,358

Total	9,545	11,132	12,275

Cash paid for operating leases	6,715	7,915	9,086

Summary of maturity of lease liabilities
A summary of maturity of operating lease liabilities under the Group’s non-cancelable
operating leases as of December 31, 2023 is as follows:

As of December 31, 2023
(RMB in millions)
2024	8,111
2025	5,029
2026	3,039
2027	1,943
2028	1,515
2029 and thereafter	5,467

Total lease payments	25,104
Less: interest	(3,673)

Present value of operating lease liabilities	21,431